TRADE RECEIVABLES (Details 1) - Third Parties [Member] - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Gross trade receivable	R$ 3,327,450	R$ 3,356,860
Current [member]
IfrsStatementLineItems [Line Items]
Gross trade receivable	2,938,483	2,934,057
Past Due Up To 30 Days [Member]
IfrsStatementLineItems [Line Items]
Gross trade receivable	129,846	163,959
Past Due Up To 180 Days [Member]
IfrsStatementLineItems [Line Items]
Gross trade receivable	36,568	54,452
Past Due Over 180 Days [Member]
IfrsStatementLineItems [Line Items]
Gross trade receivable	R$ 222,553	R$ 204,392